State Street Institutional U.S. Large-Cap Core Equity Fund
State Street Institutional U.S. Large-Cap Core Equity Fund (formerly known as the U.S. Large-Cap Core Equity Fund) Investment Class SILCX Service Class SSLVX
INVESTMENT OBJECTIVES
Long-term growth of capital and future income.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees - State Street Institutional U.S. Large-Cap Core Equity Fund - USD ($)	Investment Class	Service Class
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - State Street Institutional U.S. Large-Cap Core Equity Fund		Investment Class	Service Class
Management Fees	[1],[2]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.56%	0.81%
[1]	Restated to reflect current fees.
[2]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

EXPENSE EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - State Street Institutional U.S. Large-Cap Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investment Class	57	179	313	701
Service Class	83	259	450	1,002

Expense Example, No Redemption - State Street Institutional U.S. Large-Cap Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investment Class	57	179	313	701
Service Class	83	259	450	1,002

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S. or has the principal trading market for its securities in the U.S.

The Fund defines a large-cap company as one with a market capitalization that, at the time of investment, is no lower than the smallest market capitalization of a company in the S&P 500® Index. As of March 31, 2017, the smallest market capitalization of a company in the S&P 500® Index was $2.7 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. The Fund will use an investment approach that blends growth and value. Growth companies are those whose earnings growth potential appears to the portfolio managers to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations. Value companies are those that appear to be undervalued relative to the market, their peers, their historical valuations or their growth rate potential. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:
  the potential for long-term earnings growth
  high quality management focused on generating shareholder value financial strength and ability to generate cash flow (favorable debt ratios and other financial characteristics)
  a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management
The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also use various types of derivative instruments (primarily futures contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.
PRINCIPAL RISKS
The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Focused Investing Risk Although the Fund is a diversified fund, it may focus its investments in the securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities may have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid and more difficult to value. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further, which may have unpredictable effects on the market and the Fund’s investments. Thus, the Fund currently faces a heightened level of interest rate risk. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser and the individual portfolio manager(s) in connection with managing the Fund. There is no guarantee that the investment objectives of the Fund will be achieved.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, and (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested. In addition, changes in laws or regulations may make the use of derivative instruments more costly or may adversely affect the use, value or performance of derivative instruments.
It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
PERFORMANCE
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
CALENDAR YEAR TOTAL RETURNS (%)
The bar chart shows the performance of the Fund’s Investment Class shares.
[1]	As of March 31, 2017, the Fund's Calendar Year-To-Date return was 7.35% for the Investment Class and 7.37% for the Service Class.

Highest/Lowest quarterly results during this time period were: Highest 17.16% (quarter ended June 30, 2009) Lowest -21.20% (quarter ended December 31, 2008)
AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2016)
Average Annual Total Returns - State Street Institutional U.S. Large-Cap Core Equity Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investment Class	11.18%	12.83%	6.75%	5.71%		Feb. 02, 2000
Investment Class | Return After Taxes on Distributions	8.40%	8.11%	4.00%	3.80%		Feb. 02, 2000
Investment Class | Return After Taxes on Distributions and Sale of Fund Shares	7.24%	9.23%	4.77%	4.16%		Feb. 02, 2000
Service Class	11.04%	12.59%	6.51%	7.46%		Sep. 30, 2005
S&P 500® Index (does not reflect fees, expenses or taxes)	11.96%	14.66%	6.95%	4.79%	[1]	Jan. 31, 2000
[1]	1/31/00 for Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.